Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 1,247	$ 1,198	$ 1,234
Accounts receivable	7,376	7,881
Warrants and public and private equity investments	220	264
Debt investments	31	22
Long-term receivables included in other assets [note 14]	260	321
Total	9,134	9,686
Financial liabilities
Short-term borrowing	271	511
Long-term debt (including portion due within one year)	4,842	4,994
Operating lease liabilitites	1,955	1,718
Accounts payable	7,194	7,842
Total	14,262	15,065
Foreign currency contracts designated as effective hedges, measured at fair value
Prepaid expenses	33	78
Other assets	10	4
Other accrued liabilities	(107)	(13)
Other long-term liabilities	(83)	(8)
Total	$ (147)	$ 61